UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003

Item 1: Reports to Shareholders

VANGUARD(R) PENNSYLVANIA
TAX-EXEMPT FUNDS


SEMIANNUAL REPORT
MAY 31, 2003



                                             VANGUARD(R) PENNSYLVANIA TAX-EXEMPT
                                                               MONEY MARKET FUND


                                              VANGUARD(R) PENNSYLVANIA LONG-TERM
                                                                 TAX-EXEMPT FUND



[THE VANGUARD GROUP LOGO]

ETERNAL PRINCIPLES

Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.



================================================================================
SUMMARY
================================================================================


o Vanguard Pennsylvania Tax-Exempt Money Market Fund and both share classes of Vanguard Pennsylvania Long- Term Tax-Exempt Fund returned 0.5% and 7.3%, respectively, for the half-year, outperforming their average peers.

o    Interest rates continued to decline from already-low levels.

o The investing skills of the funds' adviser and low costs explained the strong relative returns.

================================================================================
CONTENTS
================================================================================

1 Letter from the Chairman

5 Report from the Adviser

8 Fund Profiles

10 Glossary of Investment Terms

11 Performance Summaries

13 Financial Statements

LETTER FROM THE CHAIRMAN                                [PHOTO JOHN J. BRENNAN]
Fellow Shareholder,                                       JOHN J. BRENNAN


During the first half of the Vanguard Pennsylvania Tax- Exempt Funds' fiscal year, interest rates declined to levels not seen in decades, boosting prices for bonds, particularly those with the longest maturities. The funds outperformed their average peer funds during the six months ended May 31, 2003, with both share classes of the Long-Term Tax- Exempt Fund returning 7.3% and the Tax-Exempt Money Market Fund returning 0.5%.

----------------------------------------------------
TOTAL RETURNS                       SIX MONTHS ENDED
                                        MAY 31, 2003
----------------------------------------------------
VANGUARD PENNSYLVANIA TAX-EXEMPT
  MONEY MARKET FUND                            0.5%
  (SEC 7-Day Annualized Yield: 1.06%)
Average Pennsylvania Tax-Exempt
  Money Market Fund*                           0.3
----------------------------------------------------
VANGUARD PENNSYLVANIA
  LONG-TERM TAX-EXEMPT FUND
  Investor Shares                              7.3%
  Admiral Shares                               7.3
Average Pennsylvania Municipal Debt Fund*      6.1
Lehman 10 Year Municipal Bond Index            7.2
Lehamn Municipal Bond Index                    6.5
----------------------------------------------------
*Derived from data provided by Lipper Inc.


     During the period, the yield of the Long-Term Tax- Exempt Fund's Investor Shares slid 66 basis points (0.66 percentage point) to 3.06%. (The yield of the fund's Admiral Shares finished the period at 3.12%.) For a Pennsylvania resident in the highest federal tax bracket, the Investor Shares' May 31 yield amounted to a taxable equivalent yield (accounting for both state and federal taxes, but not for local tax or the possibility that an individual might be subject to the alternative minimum tax) of 4.84% (4.94% for Admiral Shares). The yield of the Money Market Fund changed far less dramatically, dropping just 4 basis points to 1.06%, a taxable equivalent yield of 1.68%.

     The returns of the Vanguard Pennsylvania Tax-Exempt Funds and of their comparative standards appear in the table above; the components of the funds' returns are presented in the table on page 4.


INTEREST RATES CONTINUED THEIR DOWNWARD MARCH

During the past six months, both taxable and taxexempt bonds outpaced the broad U.S. stock market's 5.1% return: The Lehman Brothers Aggregate Bond Index, a proxy for the broad taxable investmentgrade bond market, returned 6.3%, and the Lehman

                                                   =============================
                                                               ADMIRAL SHARES(R)
                                                            A love-cost class of
                                                        shares available to many
                                                           longtime shareholders
                                                               and to those with
                                                         significant investments
                                                                    in the fund.
                                                   =============================

--------------------------------------------------------------
MARKET BAROMETER                                 TOTAL RETURNS
                                    PERIODS ENDED MAY 31, 2003
                         -------------------------------------
                                    SIX       ONE         FIVE
                                MONTHS      YEAR        YEARS*
--------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index        6.3%     11.6%          7.8%
  (Broad taxable market)
Lehman Municipal Bond Index        6.5      10.4           6.5
Citigroup 3-Month
  Treasury Bill Index              0.6       1.5           4.0
--------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)    4.6%     -7.7%        -0.8%
Russell 2000 Index (Small-caps)    9.3      -8.2          0.6
Wilshire 5000 Index (Entire market)5.1      -7.2         -0.9
MSCI All Country World Index Free
  ex USA (International)           4.6     -10.8         -3.4
--------------------------------------------------------------
CPI
Consumer Price Index               1.2%      2.1%         2.4%
--------------------------------------------------------------
*Annualized.


Municipal Bond Index returned 6.5%.

     At the shortterm end of the fixed income maturity range, the yield of a high-quality 1-year municipal note fell 35 basis points to 0.98%. Longer-term interest rates fell more dramatically, with the yield of a 10-year municipal note declining 77 basis points to 3.10%. In an unusual turn of events, the yields of the shortest-term municipal securities finished the period almost as high as or higher than those of their fully taxable counterparts. On May 31, for example, the Pennsylvania Tax-Exempt Money Market Fund yielded more than Vanguard(R) Prime Money Market Fund, before taking the tax-exempt fund's significant tax advantages into account.

STOCKS RALLIED AFTER A WEAK START
U.S.  stocks  initially  drifted  lower
during the six-month period, but began a rally at the start of the Iraqi war in mid-March. The overall U.S. stock market, as measured by the Wilshire 5000 Total Market Index, sustained a loss of -9.5% during the first three months of the period, followed by a return of 16.1% in the latter half, for a six-month return of 5.1%.

TIMES GOT TOUGH, BUT RETURNS WERE STRONG
Sluggishness in the broad U.S. economy has reverberated through state and local budgets, reducing--or, at the very least, arresting the growth of--tax revenues that had burnished government financial statements during the economic boom of the late 1990s. Despite a reversal of fortune in Pennsylvania's fiscal condition, the state's municipal bonds turned in strong returns during the past six months as investors demonstrated enthusiasm for Pennsylvania debt. The Pennsylvania Long-Term Tax-Exempt Fund produced a return in capital of 5.0%. Including income distributions, the fund's total returns were a very strong 7.3%.

     The flip side of rising prices is, of course, falling yields, and, as noted earlier, the yield of the Long-Term Tax-Exempt Fund's Investor Shares fell to 3.06%.

     Declining interest rates were especially tough on money market fund investors. Because the Pennsylvania Tax-Exempt Money Market Fund, like all money market funds, strives to maintain a share price of $1 (which is expected, but not guaranteed), lower interest rates simply meant lower returns, not rising share prices. For the half-year, the fund returned just 0.5%, and its May 31 yield was 1.06%.

     Both of our Pennsylvania funds outpaced their average peers. This outperformance reflects not only the skillful credit analysis and portfolio management of our adviser, Vanguard Fixed Income Group, but also our funds' low costs.While the average Pennsylvania tax-exempt municipal fund charged an expense ratio of 1.16%, our Long-Term Tax-Exempt Fund's Investor Shares carried an annualized expense ratio of 0.17% (0.10% for Admiral Shares). That nearly 1-percentage-point difference is an enormous advantage with current bond yields being so low. Our cost advantage is equally imposing on the money market side. Our fund's expense ratio: 0.16%. The average competitor's: 0.64%.

A SIMPLE STRATEGY FOR LONG-TERM SUCCESS
Industrywide, taxable and tax-exempt bonds have attracted strong interest as investors have sought refuge from an unsettled stock market and economy.We are concerned that some investors may be buying bonds not as a component of a diversified portfolio but simply because bonds have "done best" lately-- a recipe for disappointment.

     We advise establishing an asset allocation of stock, bond, and money market funds, consistent with each investor's unique circumstances and goals, and then sitting tight. This approach is the most effective means for reaching any long-term financial goal.

     Thank you for entrusting your assets to us.

Sincerely,
/S/ JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer
June 10, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE               NOVEMBER 30, 2002-MAY 31, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                                    STARTING        ENDING     INCOME    CAPITAL
                                 SHARE PRICE   SHARE PRICE   DIVIDENDS     GAINS
--------------------------------------------------------------------------------
Pennsylvania Tax-Exempt
  Money Market Fund                  $ 1.00         $ 1.00      $0.005    $0.000
--------------------------------------------------------------------------------
Pennsylvania Long-Term
  Tax-Exempt Fund
Investor Shares                      $11.49         $12.00      $0.257    $0.057
Admiral Shares                        11.49          12.00       0.261     0.057
--------------------------------------------------------------------------------


================================================================================
IAN MACKINNON TO RETIRE

Vanguard Managing Director Ian A. MacKinnon, who has served this company and its shareholders for more than two decades as head of our Fixed Income Group, will retire on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He will leave behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, will assume overall responsibility for the Fixed Income Group in the newly created position of chief investment officer.

                                                                -John J. Brennan
================================================================================

REPORT FROM THE ADVISER

During the six months ended May 31, 2003, the Vanguard Pennsylvania Tax- Exempt Funds earned total returns that topped those of their average mutual fund peers, with the Long-Term Tax-Exempt Fund returning 7.3% and the Tax-Exempt Money Market Fund returning 0.5%. However, the yields of both funds were lower than they were six months ago, reflecting a decline in interest rates.

THE INVESTMENT ENVIRONMENT
The economy appears to be muddling along. The nation's inflation-adjusted gross domestic product is growing, but hardly by leaps and bounds. Firstquarter GDP expanded at an annual rate of 1.4%, unchanged from the final three months of 2002.

     Other economic data have been mixed. Consumer confidence fell dramatically during the prelude to the war in Iraq, but bounced back shortly after the major hostilities ended. However, the postwar "relief rally" in sentiment has been anemic, at best. Manufacturers continue to struggle, and business investment has shown few signs of improvement.

     Economic weakness has persisted even though interest rates have fallen to levels not seen since the 1950s. After an extended string of rate cuts in 2001 and one cut in 2002, the target federal funds rate remained unchanged during the period at 1.25%. (The Federal Reserve Board shaved 25 basis points--0.25 percentage point--from the rate on June 25.) The Fed seems to be taking a "do whatever it takes" attitude to preserve a recovery. Inflation is no longer a concern-- the "core" rate of inflation in consumer prices (which excludes food and energy costs) was just 1.6% for the 12 months ended May 31. Although unlikely, deflation has recently emerged as a threat.

     Overall, it appears as if consumers are still carrying the economy on their backs. They are, however, showing signs of tiring. Unemployment rose to 6.1% in May, sending a chill through the labor market.

     The economy's bright spot is still the housing market. Price increases seem to be holding, and financing remains at extremely attractive levels, thanks to low interest rates.

                                      ==========================================
                                                           INVESTMENT PHILOSOPHY
                                            The adviser believes that each fund,
                                                   while operating within stated
                                                  maturity and stringent quality
                                               targets, can achieve a high level
                                                of current income that is exempt
                                                   from federal and Pennsylvania
                                       income taxes by investing in high-quality
                                               securities issued by Pennsylvania
                                       state, county, and municipal governments.
                                      ==========================================

STATE GOVERNMENTS CAME UNDER FISCAL PRESSURE

Short-term municipal securities underperformed their U.S.Treasury counterparts during the recent bond market rally, while longer-term municipal bonds performed comparably to longer-term Treasuries.

     The table below provides details on the decline in muni yields. Across the country, state tax revenues continued to fall in the fiscal halfyear, and the declines created large gaps in state government budgets. Cuts in government services and staffs have been ongoing, but these moves haven't helped balance many budgets. It still remains politically difficult to raise taxes, although many municipalities are considering this option out of desperation.

--------------------------------------------------------------------------------
MUNICIPAL BOND YIELDS (AAA-RATED GENERAL-OBLIGATION ISSUES)

                                                                          CHANGE
MATURITY                MAY 31, 2003            NOV. 30, 2002     (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                       1.13%                     1.70%               -57
5 years                       2.08                      2.75                -67
10 years                      3.10                      3.87                -77
30 years                      4.34                      5.01                -67
--------------------------------------------------------------------------------

     Most states are also looking at options for one-time revenue enhancement, such as securitizing tobacco-settlement payments, or are focusing on multiple smaller usage-based tax increases. The issuance of tobacco-settlement debt has recently swept the tax-exempt market. Lately, these issues have run into trouble as investors fear large awards in individual and class-action suits against the tobacco companies. Because of this, it now appears that states will be forced to focus on other means to raise funds until the market obtains a clear view of the durability of tobacco-settlement payments. (The Vanguard Pennsylvania Tax-Exempt Funds did not own any tobacco-related debt on May 31.)

     Like most other states, Pennsylvania faces budget pressure because of the slowdown in economic growth. Although the state legislature adopted a budget for fiscal 2004, Governor Edward Rendell vetoed the portion that funds public education, because it both failed to address tax reform and did not include his recommendations for new education programs. It is currently uncertain whether the final education budget will include an increase in the income tax rate in exchange for property tax relief. Pennsylvania issued $7.5 billion in new municipal debt during the past six months, a modest decline from the same period a year ago.

MUNIS OFFER GOOD VALUE FOR MANY INVESTORS

During the six months, municipal bonds offered good value. The yield of a 2-year, tax-exempt municipal note on May 31 was 1.13%, just a bit lower than the 1.33% yield of a comparable Treasury security, whose income is subject to federal tax. For longer maturities, 5-year notes offered 91% of the yield of Treasuries; 10-year notes, 92%; and 30-year bonds, 99%.

     Of course, such value is not always available in the municipal bond market. But for many investors, well-managed, low-cost portfolios of municipal bonds can be an integral part of a diversified investment program.With yields at such low levels--money market yields were hovering around 1% on May 31--low costs are especially valuable.

Ian A.MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
John M. Carbone, Principal
Reid O. Smith, Principal
Vanguard Fixed Income Group

June 26, 2003

Fund Profiles                                                 As of May 31, 2003

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 10.

Pennsylvania
Tax-Exempt Money Market Fund
-------------------------------------
Financial Attributes Yield       1.1%
Average Maturity               16days
Average Quality                 MIG-1
Expense Ratio                  0.16%*
-------------------------------------

--------------------------------------------------
Distribution by Credit Quality (% of portfolio)
--------------------------------------------------
MIG-1/SP-1+                              55.1%
A-1/P-1                                  42.5
AAA                                       2.4
--------------------------------------------------
Total                                   100.0%
--------------------------------------------------

*Annualized.

PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES                             COMPARATIVE              BROAD
                                       FUND           INDEX*            INDEX**
--------------------------------------------------------------------------------
Number of Issues                        409            8,755             46,532
Yield                                                   3.1%               3.2%
  Investor Shares                      3.1%
  Admiral Shares                       3.1%
Yield to Maturity                      3.1%               --                 --
Average Coupon                         4.9%             5.2%               5.2%
Average Maturity                  7.2 years        9.8 years         13.8 years
Average Quality                         AAA              AA+                AA+
Average Duration                  5.7 years        6.6 years          7.8 years
Expense Ratio                                             --                 --
  Investor Shares                    0.17%+
  Admiral Shares                     0.10%+
Cash Investments                      0.0%                --                 --
--------------------------------------------------------------------------------

--------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                            6.1%
1-5 Years                              27.8
5-10 Years                             46.7
10-20 Years                            17.8
20-30 Years                             1.4
Over 30 Years                           0.2
--------------------------------------------
Total                                 100.0%
--------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                       89.1%
AA                                         4.1
A                                          4.3
BBB                                        2.5
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

---------------------------------
INVESTMENTFOCUS

Credit Quality               High
Average Maturity             Long
---------------------------------

--------------------------------------------------------------
VOLATILITY MEASURES

                            COMPARATIVE                  BROAD
                  FUND           INDEX*       FUND     INDEX**
--------------------------------------------------------------
R-Squared         0.97             1.00       0.99        1.00
Beta              1.01             1.00       1.12        1.00
--------------------------------------------------------------



 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 +Annualized.



                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by 1 percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES AS OF MAY 31, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Pennsylvania Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The annualized yield shown for the money market fund reflects the current earnings of the fund more closely than does the total return.


PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
-------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 30, 1992-MAY 31, 2003
-------------------------------------------------------------
              PENNSYLVANIA TAX-EXEMPT       AVERAGE
                MONEY MARKET FUND             FUND*
FISCAL                TOTAL                   TOTAL
YEAR                 RETURN                  RETURN
-------------------------------------------------------------
1993                    2.4%                    2.2%
1994                    2.6                     2.4
1995                    3.7                     3.5
1996                    3.4                     3.1
1997                    3.5                     3.2
1998                    3.3                     3.0
1999                    3.1                     2.7
2000                    3.9                     3.6
2001                    2.9                     2.5
2002                    1.3                     1.0
2003**                  0.5                     0.3
-------------------------------------------------------------
SEC 7-Day Annualized Yield (5/31/2003): 1.06%
-------------------------------------------------------------
 *Average  Pennsylvania  Tax-Exempt Money
  Market Fund; derived from data provided
  by Lipper Inc.
**Six months ended May 31, 2003. Note:
  See Financial Highlights table on
  page 32 for dividend information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                          ONE     FIVE            TEN YEARS
                       INCEPTION DATE    YEAR    YEARS  CAPITAL  INCOME    TOTAL
--------------------------------------------------------------------------------
Pennsylvania Tax-Exempt
 Money Market Fund          6/13/1988    1.21%    2.74%   0.00%   2.95%    2.95%
--------------------------------------------------------------------------------

PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND
-------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 30, 1992-MAY 31, 2003
-------------------------------------------------------------
                PENNSYLVANIA LONG-TERM
              TAX-EXEMPT FUND INVESTOR SHARES      LEHMAN*
FISCAL     CAPITAL     INCOME         TOTAL         TOTAL
YEAR        RETURN     RETURN        RETURN        RETURN
-------------------------------------------------------------
1993          5.8%       6.1%           11.9%         11.7%
1994        -10.7        5.3            -5.4          -4.5
1995         12.0        6.5            18.5          18.6
1996          0.2        5.6             5.8           5.7
1997          0.7        5.5             6.2           7.1
1998          2.1        5.5             7.6           8.1
1999         -6.7%       5.0%           -1.7%         -0.4%
2000          3.1        5.8             8.9           7.7
2001          3.5        5.3             8.8           8.2
2002          1.5        5.0             6.5           6.7
2003**        5.0        2.3             7.3           7.2
-------------------------------------------------------------
*Lehman 10 Year Municipal Bond Index.
**Six months ended May 31, 2003.
Note: See Financial Highlights tables on page 33 for dividend and capital gains information.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                 TEN YEARS
                                           ONE     FIVE ------------------------
                          INCEPTION DATE  YEAR    YEARS CAPITAL  INCOME    TOTAL
--------------------------------------------------------------------------------
Pennsylvania Long-Term
 Tax-Exempt Fund
Investor Shares                 4/7/1986 10.52%    6.14%  0.87%   5.50%    6.37%
Admiral Shares                 5/14/2001 10.58     7.94*    --       --      --
--------------------------------------------------------------------------------
*Return since inception.

FINANCIAL STATEMENTS MAY 31, 2003 (UNAUDITED)
STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's municipal bond holdings, including each security's market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND       COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.6%)
------------------------------------------------------------------------------------------------------------------------
Allegheny County PA Higher Educ. Auth. Rev.
  (Washington & Jefferson College) VRDO           1.26%         6/9/2003 LOC             $      15,500      $     15,500
Allegheny County PA Higher Educ. Building Auth.
  (Carnegie Mellon Univ.) VRDO                    1.35%         6/2/2003                        64,250            64,250
Allegheny County PA Hosp. Dev. Auth. Rev.
  (Presbyterian Univ. Health System) VRDO         1.20%         6/9/2003 (1)                    14,600            14,600
Allegheny County PA Hosp. Dev. Auth. Rev.
  (Presbyterian Univ. Health System) VRDO         1.25%         6/9/2003 LOC                     8,395             8,395
Allegheny County PA IDA Rev.
  (Western PA School for Blind Children) PUT      1.60%         7/1/2003                         9,000             9,000
Berks County PA GO VRDO                           1.17%         6/9/2003 (1)                    14,000            14,000
Berks County PA IDA (Lutheran Health Care) VRDO   1.20%         6/9/2003 (2)                     9,900             9,900
Bethlehem PA Area School Dist. GO TOB VRDO        1.27%         6/9/2003 (3) *                  19,800            19,800
Bucks County PA TRAN                              2.00%       12/31/2003                        13,000            13,064
Central Bucks PA School Dist. VRDO                1.25%         6/9/2003 (3)                    12,645            12,645
Dallastown Area School Dist. York County
  PA GO VRDO                                      1.25%         6/9/2003 (3)                    22,750            22,750
Daniel Boone PA Area School Dist. GO VRDO         1.20%         6/9/2003 (2)                    10,000            10,000
Dauphin County PA General Auth. Hosp. Rev.
  (Reading Hosp. & Medical Center) VRDO          1.125%         6/9/2003                        12,035            12,035
Delaware County PA Hosp. Auth. Rev.
  (Crozer-Chester Medical Center) VRDO            1.20%         6/9/2003 LOC                     9,815             9,815
Delaware County PA Hosp. Auth. Rev.
  (Crozer-Chester Medical Center) VRDO            1.30%         6/9/2003 LOC                     4,500             4,500
Delaware County PA IDA Airport Fac.
  (United Parcel Service) VRDO                    1.12%         6/2/2003                        46,625            46,625
Delaware County PA IDA PCR
  (BP Exploration & Oil) VRDO                     1.30%         6/2/2003                        10,750            10,750
Delaware County PA IDA PCR
  (BP Exploration & Oil) VRDO                     1.30%         6/2/2003                        19,300            19,300
Delaware County PA IDA PCR
  (Exelon Generation Co.) CP                      1.10%        10/9/2003 LOC                    27,000            27,000

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND       COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Delaware County PA IDA PCR (PECO) CP             1.05%         7/17/2003 LOC             $      15,500      $     15,500
Delaware County PA IDA Refunding Resource Recovery
  Fac.(General Electric Capital Corp.) VRDO      1.15%          6/9/2003                        42,600            42,600
Delaware County PA IDA Refunding Resource Recovery
  Fac.(General Electric Capital Corp.) VRDO      1.15%          6/9/2003                         8,375             8,375
Delaware County PA IDA Refunding Resource Recovery
  Fac.(General Electric Capital Corp.) VRDO      1.15%          6/9/2003                         8,595             8,595
Delaware County PA IDA Refunding Resource Recovery
  Fac.(General Electric Capital Corp.) VRDO      1.15%          6/9/2003                         8,235             8,235
Delaware County PA IDA Solid Waste Rev.
  (Scott Paper Co.) VRDO                         1.20%          6/9/2003                        10,000            10,000
Delaware County PA IDA Solid Waste Rev.
  (Scott Paper Co.) VRDO                         1.20%          6/9/2003                        17,000            17,000
Delaware County PA IDA Solid Waste Rev.
  (Scott Paper Co.) VRDO                         1.20%          6/9/2003                        17,600            17,600
Delaware County PA IDA Solid Waste Rev.
  (Scott Paper Co.) VRDO                         1.20%          6/9/2003                        23,005            23,005
Delaware County PA IDA Solid Waste Rev.
  (Scott Paper Co.) VRDO                         1.20%          6/9/2003                         8,700             8,700
Franklin County PA IDA Healthcare Rev.
  (Chambersburg Hosp.) VRDO                      1.30%          6/9/2003 (2)                     6,800             6,800
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO      1.30%          6/2/2003                         3,600             3,600
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO      1.30%          6/2/2003                        34,500            34,500
Lancaster PA Higher Educ. Auth. Rev.
  (Franklin & Marshall College) VRDO             1.30%          6/9/2003                        12,000            12,000
Lehigh County PA General Purpose Hosp. Auth. Rev.
  (Lehigh Valley Health Network) VRDO            1.27%          6/2/2003 (2)                     4,115             4,115
Lehigh County PA General Purpose Hosp. Auth. Rev.
  (St. Luke's Hosp.) VRDO                        1.25%          6/2/2003 LOC                     6,300             6,300
Lehigh County PA IDA PCR
  (Pennsylvania Power & Light) TOB VRDO          1.20%          6/9/2003 (1) *                   4,910             4,910
Manheim Township PA School District VRDO         1.25%          6/9/2003 (4)                     9,000             9,000
Mercersburg Borough PA General Purpose Auth.
  (Mercersburg College) VRDO                     1.20%          6/9/2003 LOC                     7,700             7,700
Mercersburg Borough PA General Purpose Auth.
  (Mercersburg College) VRDO                     1.20%          6/9/2003 LOC                     9,415             9,415
Montgomery County PA IDA (PECO) CP               1.05%         9/10/2003 LOC                    16,200            16,200
Montgomery County PA IDA PCR
  (Exelon Generation Co.) CP                     1.10%         6/11/2003 LOC                    37,800            37,800
Montgomery County PA IDA PCR
  (Exelon Generation Co.) CP                     1.15%         7/11/2003 LOC                     5,000             5,000
Montgomery County PA IDA PCR (PECO) CP           1.10%         8/22/2003 LOC                    13,340            13,340
Northampton County PA General Purpose Auth. Univ.
  Rev.(Lehigh Univ.) VRDO                        1.10%          6/9/2003                        21,780            21,780
Northampton County PA General Purpose Auth. Univ.
  Rev.(Lehigh Univ.) VRDO                        1.10%          6/9/2003                        21,000            21,000
Northampton County PA Higher Educ. Auth. Rev.
  (Lehigh Univ.) VRDO                            1.10%          6/9/2003                        12,085            12,085
Northeastern PA Hosp. & Educ. Auth. Rev.
  (Wilkes Univ.) VRDO                            1.15%          6/9/2003 LOC                    12,110            12,110
Pennsbury PA School Dist. TOB VRDO               1.20%          6/9/2003 (3) *                   5,135             5,135
Pennsbury PA School Dist. VRDO                   1.20%          6/9/2003 (3)                     8,370             8,370

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND       COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Amtrak Project) VRDO                          1.20%          6/9/2003 LOC             $      18,100      $     18,100
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Merck & Co. West Point) VRDO                  1.26%          6/9/2003                        18,000            18,000
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Merck & Co.) VRDO                             1.26%          6/9/2003                        21,900            21,900
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Reliant Energy Seward Project) VRDO           1.30%          6/9/2003 LOC                    25,000            25,000
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Reliant Energy Seward Project) VRDO           1.30%          6/9/2003 LOC                    11,000            11,000
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Reliant Energy Seward Project) VRDO           1.30%          6/9/2003 LOC                    15,000            15,000
Pennsylvania GO 3.00% 1/1/2004 (1) 8,480 8,571
Pennsylvania GO TOB VRDO                         1.20%          6/9/2003 (1) *                  14,775            14,775
Pennsylvania GO TOB VRDO                         1.20%          6/9/2003 (3) *                  11,155            11,155
Pennsylvania GO TOB VRDO                         1.20%          6/9/2003 (3) *                   7,375             7,375
Pennsylvania GO TOB VRDO                         1.20%          6/9/2003 (4) *                  10,715            10,715
Pennsylvania GO TOB VRDO                         1.22%          6/9/2003 (3) *                  14,698            14,698
Pennsylvania GO TOB VRDO                         1.24%          6/9/2003 *                       9,075             9,075
Pennsylvania GO TOB VRDO                         1.27%          6/9/2003 (3) *                   5,900             5,900
Pennsylvania GO TOB VRDO                         1.27%          6/9/2003 (1) *                   5,880             5,880
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. PUT                          2.35%          7/1/2003 (4)                    22,000            22,014
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.20%          6/9/2003 (2)                    20,800            20,800
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.20%          6/9/2003 (2)                    24,800            24,800
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.20%          6/9/2003 (2)                    70,000            70,000
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.20%          6/9/2003 (2)                    22,800            22,800
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.20%          6/9/2003 (2)                     8,000             8,000
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.25%          6/9/2003 (2)                    33,700            33,700
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.30%          6/9/2003 (2)                    27,500            27,500
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.30%          6/9/2003 (2)                    13,500            13,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Allegheny College)                            6.00%         11/1/2003 (Prere.)                3,140             3,267
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                   1.30%          6/2/2003                        42,100            42,100
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                   1.30%          6/2/2003                        20,200            20,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                   1.30%          6/2/2003                        37,450            37,450
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                   1.30%          6/2/2003                        46,250            46,250
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Drexel Univ.) VRDO                            1.19%          6/9/2003 LOC                    22,500            22,500

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND       COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Lafayette College)                            2.50%        11/25/2003                 $       3,940      $      3,962
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Muhlenberg College) VRDO                      1.35%          6/2/2003                        11,800            11,800
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (State System of Higher Educ.) VRDO            1.10%          6/9/2003 (2)                     9,800             9,800
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Temple Univ.) VRDO                            1.25%          6/2/2003 LOC                    37,615            37,615
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pennsylvania Health System
Obligated Group) VRDO                            1.25%          6/9/2003 LOC                    65,430            65,430
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pennsylvania Health System
Obligated Group) VRDO                            1.25%          6/9/2003 LOC                    54,500            54,500
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pennsylvania Health System
Obligated Group) VRDO                            1.25%          6/9/2003 LOC                    70,000            70,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of the Sciences) VRDO                   1.19%          6/9/2003 LOC                    23,000            23,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Ursinus College) VRDO                         1.30%          6/9/2003 LOC                     7,600             7,600
Pennsylvania Higher Educ. Fac. Auth. Student
  Housing Rev.(Student Assoc. Inc. Project
    California Univ. of Pennsylvania) VRDO       1.24%          6/9/2003 LOC                    11,990            11,990
Pennsylvania Housing Finance Agency Rev.
  TOB VRDO                                       1.24%          6/9/2003 *                       7,495             7,495
Pennsylvania Housing Finance Agency Rev.
  TOB VRDO                                       1.24%          6/9/2003 *                       8,545             8,545
Pennsylvania Housing Finance Agency Rev.
  TOB VRDO                                       1.24%          6/9/2003 *                      11,250            11,250
Pennsylvania Housing Finance Agency Rev.
  TOB VRDO                                       1.24%          6/9/2003 *                       5,995             5,995
Pennsylvania State Univ. Rev. VRDO               1.19%          6/9/2003                        20,000            20,000
Pennsylvania Turnpike Comm. Rev. VRDO            1.35%          6/2/2003                        10,800            10,800
Pennsylvania Turnpike Comm. Rev. VRDO            1.35%          6/2/2003                        21,800            21,800
Pennsylvania Turnpike Comm. Rev. VRDO            1.15%          6/9/2003                        90,520            90,520
Pennsylvania Turnpike Comm. Rev. VRDO            1.20%          6/9/2003                         8,600             8,600
Pennsylvania Turnpike Comm. Rev. VRDO            1.20%          6/9/2003                         5,500             5,500
Pennsylvania Turnpike Comm. Rev. VRDO            1.20%          6/9/2003                        31,400            31,400
Pennsylvania Turnpike Comm. Rev. VRDO            1.20%          6/9/2003                         6,800             6,800
Philadelphia PA Gas Works Rev.                  6.375%          7/1/2003 (Prere.)               10,035            10,275
Philadelphia PA GO TOB VRDO                      1.20%          6/9/2003 (4) *                   5,970             5,970
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO        1.30%          6/2/2003 (1)                    42,500            42,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO          1.30%          6/2/2003                        28,000            28,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO          1.30%          6/2/2003 (1)                    16,000            16,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO        1.30%          6/2/2003                         2,000             2,000
Philadelphia PA IDA Rev. (Cancer Research) VRDO  1.30%          6/2/2003 LOC                     4,100             4,100
Philadelphia PA School Dist. GO TOB VRDO         1.20%          6/9/2003 (1) *                   4,120             4,120
Philadelphia PA School Dist. TOB VRDO            1.20%          6/9/2003 (3) *                   5,995             5,995
Philadelphia PA School Dist. TOB VRDO            1.20%          6/9/2003 (3) *                   6,710             6,710
Philadelphia PA School Dist. TOB VRDO             1.24%         6/9/2003 (3) *                   4,995             4,995
Philadelphia PA School Dist. TRAN                2.75%         6/30/2003                        20,000            20,020

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND       COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Philadelphia PA TRAN                             3.00%         6/30/2003                 $      20,000      $     20,023
Philadelphia PA Water & Waste Water Rev.         5.50%         6/15/2003 (3)                     3,300             3,305
Philadelphia PA Water & Waste Water Rev. VRDO    1.15%          6/9/2003 (4)                    49,400            49,400
Pittsburgh PA GO TOB VRDO                        1.20%          6/9/2003 (2) *                   4,995             4,995
Sayre PA Health Care Fac. Auth. Rev.
  (VHA of Pennsylvania,Pooled Capital Asset
    Financial Program) VRDO                      1.20%          6/9/2003 (2)                     2,300             2,300
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania, Pooled Capital Asset Financial
    Program) VRDO                                1.20%          6/9/2003 (2)                    20,200            20,200
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania, Pooled Capital Asset Financial
    Program) VRDO                                1.20%          6/9/2003 (2)                     2,000             2,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania,Pooled Capital Asset Financial
    Program) VRDO                                1.20%          6/9/2003 (2)                     4,700             4,700
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania,Pooled Capital Asset Financial
    Program) VRDO                                1.20%          6/9/2003 (2)                     7,555             7,555
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania,Pooled Capital Asset Financial
    Program) VRDO                                1.20%          6/9/2003 (2)                    12,200            12,200
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania,Pooled Capital Asset Financial
    Program) VRDO                                1.20%          6/9/2003 (2)                     6,500             6,500
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania, Pooled Capital Asset Financial
    Program) VRDO                                1.25%          6/9/2003 (2)                     4,000             4,000
Seneca Valley PA School Dist. GO TOB VRDO        1.27%          6/9/2003 (1) *                  23,320            23,320
South Fork PA Hosp. Auth. Rev.
  (Conemaugh Valley Hosp.) VRDO                  1.27%          6/2/2003 (1)                    19,510            19,510
Southcentral Pennsylvania General Auth.
  Rev. VRDO                                      1.25%          6/9/2003 (2)                     8,000             8,000
Southcentral Pennsylvania General Auth.
  Rev. VRDO                                      1.27%          6/9/2003 (2)                     3,465             3,465
Spring-Ford PA Area School Dist. TOB VRDO        1.22%          6/9/2003 (4) *                   3,573             3,572
State Public School Building Auth. Pennsylvania
  School Rev.(Parkland School Dist.) VRDO        1.25%          6/9/2003 (3)                    16,685            16,685
Tredyffrin-Easttown PA School Dist. GO           2.00%          7/1/2003                         2,000             2,001
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania
  (Univ. Capital Project) VRDO                   1.20%          6/9/2003                        29,300            29,300
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.20%          6/9/2003                        30,400            30,400
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.20%          6/9/2003                        10,700            10,700
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.25%          6/9/2003                         5,000             5,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.25%          6/9/2003                         3,200             3,200
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.25%          6/9/2003                         3,865             3,865
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.25%          6/9/2003                        10,400            10,400
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.25%          6/9/2003                         3,800             3,800
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.25%          6/9/2003                        13,800            13,800
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.25%          6/9/2003                        12,900            12,900
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.25%          6/9/2003                        13,600            13,600

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND       COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
    VRDO                                         1.25%          6/9/2003                 $       8,000      $      8,000
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania Asset Notes          2.50%          1/9/2004                        44,000            44,329
Washington County PA Higher Educ.
  (Pooled Equipment Lease Program) VRDO          1.30%          6/9/2003 LOC                    24,135            24,135
York County PA IDA PCR (PECO) CP                 1.05%         7/17/2003 LOC                    15,840            15,840
Outside Pennsylvania:
Puerto Rico Govt. Dev. Bank VRDO                 1.05%          6/9/2003 (1)                    22,200            22,200
Puerto Rico Highway & Transp. Auth. Rev. TOB
  VRDO                                           1.22%          6/9/2003 (1) *                   8,865             8,865
Puerto Rico Highway & Transp. Auth. Rev. TOB
  VRDO                                           1.85%         6/12/2003 (1) *                   7,740             7,740
Puerto Rico Highway & Transp. Auth. Rev.
  VRDO                                           1.10%          6/9/2003 (2)                    21,700            21,700
Puerto Rico TRAN                                 2.50%         7/30/2003                        20,000            20,033
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost $2,565,349)                                                                                           $  2,565,349
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                             23,693
Liabilities                                                                                                     (12,728)
                                                                                                            ------------
                                                                                                                 10,965
                                                                                                            ------------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------
Applicable to 2,576,485,761 outstanding $.001 par value shares of beneficial interest
  (unlimited authorization)                                                                                 $  2,576,314
========================================================================================================================
NET ASSET VALUE PER SHARE                                                                                   $       1.00
========================================================================================================================
oSee Note A in Notes to Financial Statements.
*Securities  exempt from  registration  under Rule 144A of the Securities Act of
1933.  These  securities may be sold in transactions  exempt from  registration, normally to qualified institutional buyers. At May 31, 2003, the aggregate value of these securities was $218,985,000, representing 8.5% of net assets.
For key to abbreviations and other references, see page 29.

------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------
                                                AMOUNT               PER
                                                 (000)             SHARE
------------------------------------------------------------------------
Paid-in Capital                             $2,576,493             $1.00
Undistributed Net Investment Income                 --                --
Accumulated Net Realized Losses                   (179)               --
Unrealized Appreciation                             --                --
------------------------------------------------------------------------
NET ASSETS                                  $2,576,314             $1.00
========================================================================

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (100.8%)
------------------------------------------------------------------------------------------------------------------------
Adams County PA GO                               5.30%         5/15/2011 (3)(Prere.)     $      10,240      $     12,017
Adams County PA GO                               5.50%         5/15/2011 (3)(Prere.)               880             1,045
Adams County PA GO                               5.50%         5/15/2011 (3)(Prere.)               925             1,099
Adams County PA GO                               5.50%         5/15/2011 (3)(Prere.)               975             1,158
Adams County PA GO                               5.75%         5/15/2011 (3)(Prere.)             1,030             1,242
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)             6.00%          1/1/2014 (3)                     4,295             4,918
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)             5.00%          1/1/2017 (1)                    12,205            13,181
Allegheny County PA Airport Rev.
  (Pittsburgh International Airport)             5.00%          1/1/2019 (1)                    15,750            16,771
Allegheny County PA GO                           0.00%          4/1/2010 (1)                     2,000             1,617
Allegheny County PA GO                           6.00%          5/1/2010 (2)                     3,030             3,073
Allegheny County PA GO                           5.75%         11/1/2011 (3)                     1,725             2,066
Allegheny County PA GO                           5.50%         11/1/2013 (3)                     1,455             1,691
Allegheny County PA GO                           5.50%         11/1/2014 (3)                     1,050             1,225
Allegheny County PA GO                          5.375%         11/1/2016 (1)                     3,725             4,307
Allegheny County PA GO                          5.375%         11/1/2016 (1)                     4,100             4,741
Allegheny County PA GO                          5.375%         11/1/2017 (1)                     3,600             4,134
Allegheny County PA GO                          5.375%         11/1/2017 (1)                     2,880             3,308
Allegheny County PA GO                          5.375%         11/1/2018 (1)                     2,000             2,280
Allegheny County PA GO                          5.375%         11/1/2019 (1)                     2,645             2,995
Allegheny County PA GO                           5.25%         11/1/2021 (3)                     3,000             3,280
Allegheny County PA GO                           5.25%         11/1/2023 (3)                     3,400             3,686
Allegheny County PA Hosp. Dev. Auth. Rev.
  (Catholic Health East)                         5.25%        11/15/2013 (2)                     1,000             1,121
Allegheny County PA Hosp. Dev. Auth. Rev.
  (Magee Women's Hosp.)                          6.00%         10/1/2010 (3)                     4,235             5,144
Allegheny County PA Hosp. Dev. Auth. Rev.
  (Univ. of Pittsburgh)                          5.60%          4/1/2017 (1)                     2,000             2,255
Allegheny County PA Hosp. Dev. Auth. Rev.
  (Univ. of Pittsburgh)                          6.00%          7/1/2026 (1)                     1,875             2,313
Allegheny County PA Port Auth. Rev.              6.00%          3/1/2009 (1)(Prere.)             2,565             3,090
Allegheny County PA Port Auth. Rev.              6.00%          3/1/2009 (1)(Prere.)            16,000            19,276
Allegheny County PA Port Auth. Rev.              6.00%          3/1/2009 (1)(Prere.)             4,310             5,192
Allegheny County PA Port Auth. Rev.              6.00%          3/1/2009 (1)(Prere.)             1,840             2,217
Allegheny County PA Port Auth. Rev.              6.25%          3/1/2009 (1)(Prere.)             2,000             2,436
Allegheny County PA Port Auth. Rev.              6.25%          3/1/2009 (1)(Prere.)             3,740             4,556
Allegheny County PA Port Auth. Rev.             5.375%          3/1/2012 (3)                     4,965             5,787
Allegheny County PA Port Auth. Rev.              5.50%          3/1/2013 (3)                     7,000             8,166
Allegheny County PA Port Auth. Rev.              5.50%          3/1/2014 (3)                     2,355             2,740
Allegheny County PA Port Auth. Rev.              5.50%          3/1/2015 (3)                     3,000             3,467
Allegheny County PA Port Auth. Rev.              5.50%          3/1/2016 (3)                     1,500             1,721
Allegheny County PA Port Auth. Rev.              5.50%          3/1/2017 (3)                     2,750             3,137
Allegheny County PA Sanitation Auth. Sewer Rev.  5.50%          6/1/2003 (3)(Prere.)            13,100            13,102
Allegheny County PA Sanitation Auth. Sewer Rev.  6.00%         12/1/2007 (1)(Prere.)            54,630            65,166
Allegheny County PA Sanitation Auth. Sewer Rev.  6.00%         12/1/2010 (1)                     1,500             1,825
Allegheny County PA Sanitation Auth. Sewer Rev.  6.00%         12/1/2011 (1)                     1,490             1,804
Allegheny County PA Sanitation Auth. Sewer Rev.  5.75%         12/1/2012 (1)                     1,180             1,398
Allegheny County PA Sanitation Auth. Sewer Rev.  5.75%         12/1/2013 (1)                     2,000             2,377
Allegheny County PA Sanitation Auth. Sewer Rev. 5.375%         12/1/2014 (1)                     6,370             7,418

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Allegheny County PA Sanitation Auth. Sewer Rev.  6.25%         12/1/2014 (1)             $       9,660      $     10,533
Allegheny County PA Sanitation Auth. Sewer Rev. 5.375%         12/1/2015 (1)                     3,375             3,903
Allegheny County PA Sanitation Auth. Sewer Rev. 5.375%         12/1/2016 (1)                     3,545             4,074
Allegheny County PA Sanitation Auth. Sewer Rev. 5.50%          12/1/2016 (3)(ETM)               11,295            11,553
Allegheny County PA Sanitation Auth. Sewer Rev. 5.375%         12/1/2017 (1)                     5,000             5,710
Allegheny County PA Sanitation Auth. Sewer Rev. 5.375%         12/1/2018 (1)                    15,000            17,011
Allegheny County PA Sanitation Auth. Sewer Rev.  5.50%         12/1/2030 (1)                    14,030            15,521
Berks County PA GO                               0.00%        11/15/2013 (3)                     7,250             4,941
Berks County PA GO                               0.00%        11/15/2014 (3)                     8,615             5,572
Berks County PA GO                               0.00%        11/15/2015 (3)                     6,250             3,830
Berks County PA Hosp. Rev. (Reading Hosp.)       6.10%         10/1/2004 (1)(Prere.)            16,500            17,919
Berks County PA Hosp. Rev. (Reading Hosp.)       5.70%         10/1/2014 (1)                     4,500             5,410
Bethlehem PA Area School Dist.                  5.375%         3/15/2012 (3)(Prere.)             7,500             8,874
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.) 5.50%          7/1/2016 (2)                     4,480             5,285
Bucks County PA IDA (Pennswood Village Project)  6.00%         10/1/2034                         2,600             2,736
Bucks County PA IDA Solid Waste Rev.
  (Waste Management Project) PUT                 4.90%          2/1/2008                         6,400             6,679
Carlisle PA Area School Dist. GO                5.375%          3/1/2016 (1)                     1,550             1,777
Carlisle PA Area School Dist. GO                5.375%          3/1/2017 (1)                     1,635             1,863
Carlisle PA Area School Dist. GO                5.375%          3/1/2018 (1)                     1,725             1,952
Carlisle PA Area School Dist. GO                5.375%          3/1/2019 (1)                     1,820             2,046
Center City Philadelphia PA Business Improvement 5.50%         12/1/2015 (2)                     6,955             7,724
Central Bucks PA School Dist.                    5.50%         5/15/2015 (3)                     5,540             6,479
Central Bucks PA School Dist.                    5.50%         5/15/2017 (3)                     3,785             4,357
Central Bucks PA School Dist.                    5.50%         5/15/2018 (3)                     2,400             2,752
Central Bucks PA School Dist.                    5.50%         5/15/2019 (3)                     1,500             1,708
Central Dauphin PA School Dist. GO               0.00%          6/1/2004 (2)                     4,800             4,747
Chester County PA Health & Educ. Fac. Auth. Rev.
  (Chester County Hosp.)                        5.875%          7/1/2016 (1)                     7,870             8,802
Chester County PA Health & Educ. Fac. Auth. Rev.
  (Jefferson Health System)                     5.125%         5/15/2018 (2)                    12,445            13,165
Chester County PA Health & Educ. Fac. Auth. Rev.
  (Jefferson Health System)                      5.25%         5/15/2022 (2)                    36,580            38,896
Coatesville PA School Dist. GO                   5.75%          4/1/2007 (4)(Prere.)            10,080            11,553
Cumberland County PA Muni. Auth. College Rev.
  (Dickinson College)                            5.50%         11/1/2030 (2)                     3,230             3,573
Dauphin County PA General Auth. Hosp. Rev.
  (West Pennsylvania Hosp.)                      5.50%          7/1/2013 (1)(ETM)                5,000             5,302
Delaware County PA Auth. Rev.
  (Catholic Health East)                         5.25%        11/15/2012 (2)                     3,300             3,713
Delaware County PA Auth. Rev.
  (Catholic Health East)                         5.25%        11/15/2013 (2)                     4,665             5,227
Delaware County PA Auth. Univ. Rev.
  (Villanova Univ.)                              5.00%         12/1/2028 (1)                     6,050             6,282
Delaware County PA Hosp. Auth. Rev.
  (Delaware County Memorial Hosp.)               5.50%         8/15/2013 (1)                    12,000            13,176
Delaware County PA IDA Resource Recovery Rev.
  (American Fuel)                                6.10%          7/1/2013                        30,500            32,458
Delaware County PA IDA Rev.
  Suburban Water Company Project                 5.15%          9/1/2032 (2)                     5,500             5,696
Delaware County PA Regional
  Water Quality Control Auth. Rev.               5.50%          5/1/2014 (3)                     2,405             2,791
Delaware County PA Regional
  Water Quality Control Auth. Rev.               5.50%          5/1/2016 (3)                     2,685             3,082

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                 5.70%          1/1/2023 (4)             $       8,345      $      9,503
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                 5.50%          1/1/2026 (3)                    13,025            14,388
Ephrata PA Area School Dist. GO                  5.25%         4/15/2015 (3)                     2,385             2,693
Erie PA School Dist. GO                          0.00%          9/1/2010 (4)                     5,665             4,512
Erie PA School Dist. GO                          5.80%          9/1/2010 (2)(Prere.)             4,500             5,436
Erie PA School Dist. GO                          0.00%          9/1/2011 (4)                     5,780             4,366
Erie PA School Dist. GO                          0.00%          9/1/2013 (4)                     2,780             1,907
Erie PA School Dist. GO                          0.00%          5/1/2016 (1)(ETM)                3,175             1,882
Erie PA School Dist. GO                          0.00%          9/1/2016 (4)                     5,785             3,378
Erie PA School Dist. GO                          0.00%          9/1/2018 (4)                     1,615               844
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO      1.30%          6/2/2003                           300               300
Geisinger Health System Auth. of Pennsylvania Rev.
  (Penn State Geisinger Health System) VRDO      1.30%          6/2/2003                        13,680            13,680
Hazleton PA Area School Dist. GO                 5.50%          3/1/2011 (3)                     3,740             4,404
Hazleton PA Area School Dist. GO                 5.75%          3/1/2012 (3)                     1,420             1,712
Hazleton PA Area School Dist. GO                 6.00%          3/1/2016 (3)                    18,245            22,882
Hazleton PA Area School Dist. GO                 0.00%          3/1/2017 (3)                     4,425             2,502
Hazleton PA Area School Dist. GO                 0.00%          3/1/2022 (3)                     5,265             2,219
Lake Lehman PA School Dist. GO                   0.00%          4/1/2014 (1)                     1,290               853
Lake Lehman PA School Dist. GO                   0.00%          4/1/2015 (1)                     1,295               812
Lake Lehman PA School Dist. GO                   0.00%          4/1/2016 (1)                     1,310               778
Lake Lehman PA School Dist. GO                   0.00%          4/1/2017 (1)                     1,315               740
Lake Lehman PA School Dist. GO                   0.00%          4/1/2018 (1)                     1,000               532
Lancaster County PA GO                           6.25%          5/1/2013 (3)                     4,370             5,239
Lancaster County PA GO                           6.25%          5/1/2014 (3)                     4,605             5,524
Lancaster County PA GO                           5.80%          5/1/2015 (3)                     1,865             2,175
Lancaster County PA GO                           5.50%         11/1/2016 (3)                     1,025             1,189
Lancaster County PA GO                           5.50%         11/1/2017 (3)                     1,060             1,221
Lancaster County PA GO                           5.50%         11/1/2018 (3)                     1,120             1,282
Lancaster County PA GO                           5.50%         11/1/2019 (3)                     1,175             1,336
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)              5.875%          6/1/2021                         1,000             1,057
Lancaster County PA Hosp. Auth. Rev.
(Willow Valley Retirement Project)              5.875%          6/1/2031                         6,000             6,261
Lancaster PA School Dist. GO                    5.375%         2/15/2017 (3)                     5,590             6,170
Latrobe PA IDA (Saint Vincent College)           5.60%          5/1/2021                         1,635             1,736
Latrobe PA IDA (Saint Vincent College)           5.70%          5/1/2031                         2,165             2,264
Lebanon County Health Fac. Auth. Rev.
  Good Samaritan                                 6.00%        11/15/2035                        10,500            10,909
Lehigh County PA General Purpose Hosp. Auth. Rev.
  (Lehigh Valley Health Network)                5.625%          7/1/2005 (1)(Prere.)               800               889
Lehigh County PA General Purpose Hosp. Auth. Rev.
  (Lehigh Valley Health Network)                 5.70%          7/1/2010 (1)                     3,905             4,190
Lehigh County PA General Purpose Hosp. Auth. Rev.
  (Lehigh Valley Health Network)                5.375%          7/1/2014 (4)                       900             1,021
Lehigh County PA General Purpose Hosp. Auth. Rev.
  (Lehigh Valley Health Network)                 7.00%          7/1/2016 (1)                     4,415             5,866
Lehigh County PA General Purpose Hosp. Auth. Rev.
  (Lehigh Valley Health Network)                5.625%          7/1/2025 (1)                     9,200            10,023

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Lehigh County PA General Purpose Hosp. Auth. Rev.
  (Lehigh Valley Health Network)                 5.00%          7/1/2028 (1)             $      10,000      $     10,308
Lehigh County PA GO                              5.00%        11/15/2016                         3,000             3,303
Luzerne County PA GO                             0.00%        11/15/2016 (1)                     2,360             1,283
Luzerne County PA GO                             0.00%        11/15/2017 (1)                     2,390             1,209
McKeesport PA Area School Dist. GO               0.00%         10/1/2004 (1)                     1,040             1,023
McKeesport PA Area School Dist. GO               0.00%         10/1/2005 (1)                     1,050             1,015
McKeesport PA Area School Dist. GO               0.00%         10/1/2006 (1)                     2,015             1,903
McKeesport PA Area School Dist. GO               0.00%         10/1/2007 (1)                     2,080             1,891
McKeesport PA Area School Dist. GO               0.00%         10/1/2008 (1)                     2,270             1,985
McKeesport PA Area School Dist. GO               0.00%         10/1/2009 (1)                     2,020             1,689
McKeesport PA Area School Dist. GO               0.00%         10/1/2010 (1)                     1,840             1,461
McKeesport PA Area School Dist. GO               0.00%         10/1/2011 (1)                     1,835             1,382
McKeesport PA Area School Dist. GO               0.00%         10/1/2014 (1)                     2,040             1,325
McKeesport PA Area School Dist. GO               0.00%         10/1/2015 (1)                     2,040             1,256
McKeesport PA Area School Dist. GO               0.00%         10/1/2016 (1)                     4,655             2,713
McKeesport PA Area School Dist. GO               0.00%         10/1/2018 (2)                     3,075             1,604
McKeesport PA Area School Dist. GO               0.00%         10/1/2028 (2)                     2,340               686
Mifflin County PA GO                            5.625%          9/1/2028 (3)                     2,000             2,246
Montgomery County PA GO                          5.40%         3/15/2007 (Prere.)                1,860             2,105
Montgomery County PA GO                          5.00%         7/15/2019                         8,800             9,651
Montgomery County PA GO                         5.375%        10/15/2025                         7,930             8,794
Montgomery County PA Higher Educ. & Health Auth. Rev.
  (Abington Memorial Hosp.)                      6.00%          6/1/2003 (2)(Prere.)             8,140             8,304
Montgomery County PA Higher Educ. & Health Auth. Rev.
  (Abington Memorial Hosp.)                      6.10%          6/1/2012 (2)                     5,000             5,118
Montgomery County PA Higher Educ. & Health Auth. Rev.
  (Pottstown Healthcare)                        5.375%          1/1/2012 (4)                     5,085             5,672
Mount Lebanon PA Hosp. Dev. Auth. Rev.
  (St. Clair Memorial Hosp.)                     6.25%          7/1/2006 (3)                     9,250            10,570
Nazareth PA School Dist. GO                      5.50%         5/15/2005 (2)(Prere.)             1,500             1,626
Neshaminy PA School Dist. GO                     5.70%         2/15/2014 (3)                     8,795             9,957
North Hills PA School Dist. GO                   5.25%        11/15/2007 (3)(Prere.)             7,440             8,495
Northampton County PA Higher Educ. Auth. Rev.
  (Lehigh Univ.) VRDO                            1.10%          6/9/2003                         1,900             1,900
Northampton County PA IDA PCR
  (Central Metro. Edison)                        6.10%         7/15/2021 (1)                     4,410             4,833
Northeastern PA Hosp. & Educ. Health Rev.
  (Wyoming Valley Health)                        5.25%          1/1/2016 (2)                     5,910             6,487
Northeastern PA Hosp. & Educ. Health Rev.
  (Wyoming Valley Health)                        5.25%          1/1/2026 (2)                     2,850             3,009
Owen J. Roberts School Dist. Pennsylvania GO    5.375%         5/15/2007 (1)(Prere.)             1,180             1,340
Owen J. Roberts School Dist. Pennsylvania GO     5.50%         8/15/2017 (4)                     1,495             1,729
Owen J. Roberts School Dist. Pennsylvania GO    5.375%         5/15/2018 (1)                     1,635             1,812
Oxford Area PA School Dist. GO                   5.50%         2/15/2014 (3)                     1,815             2,131
Oxford Area PA School Dist. GO                   5.50%         2/15/2015 (3)                     1,710             1,993
Parkland PA School Dist. GO                     5.375%          9/1/2015 (3)                     3,050             3,646
Parkland PA School Dist. GO                     5.375%          9/1/2016 (3)                     2,000             2,393
Pennsylvania Convention Center Auth. Rev.        0.00%          9/1/2004 (3)(ETM)                5,000             4,932
Pennsylvania Convention Center Auth. Rev.        6.70%          9/1/2016 (3)(ETM)               25,150            32,589
Pennsylvania Convention Center Auth. Rev.        6.00%          9/1/2019 (3)(ETM)               14,275            17,929
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Amtrak Project)                               6.00%         11/1/2007                           920               935

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Amtrak Project)                               6.00%         11/1/2010                 $       1,095      $      1,086
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Amtrak Project)                               6.00%         11/1/2011                         1,160             1,135
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Amtrak Project)                               6.50%         11/1/2016                         2,650             2,595
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Amtrak Project)                              6.125%         11/1/2021                         2,900             2,565
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Amtrak Project)                               6.25%         11/1/2031                         2,000             1,720
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev.
  (Amtrak Project)                              6.375%         11/1/2041                         5,000             4,300
Pennsylvania GO                                 5.375%         5/15/2006 (3)(Prere.)            16,570            18,698
Pennsylvania GO                                 5.375%         5/15/2006 (3)(Prere.)            14,000            15,798
Pennsylvania GO                                 5.375%         5/15/2006 (3)(Prere.)             5,000             5,642
Pennsylvania GO                                 5.375%         5/15/2010 (3)                    13,800            15,490
Pennsylvania GO                                  6.00%         1/15/2011                         3,000             3,577
Pennsylvania GO                                  5.25%        10/15/2011                        11,200            12,997
Pennsylvania GO                                  5.25%        10/15/2012                        11,300            13,008
Pennsylvania GO                                  5.00%          7/1/2013 (3) +                  43,080            49,879
Pennsylvania GO                                 5.125%         1/15/2014                        17,630            19,972
Pennsylvania GO                                  5.25%         10/1/2014 (3)                    15,080            17,889
Pennsylvania GO                                  5.25%        10/15/2014                         8,850            10,105
Pennsylvania GO                                  5.75%         10/1/2015 (3)                    19,850            23,205
Pennsylvania GO                                  5.00%        11/15/2015 (2)                     5,000             5,448
Pennsylvania GO                                 5.125%         3/15/2017 (2)                     7,990             8,828
Pennsylvania Higher Educ. Assistance Agency Rev.6.125%        12/15/2010 (1)(Prere.)             2,000             2,475
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                           1.20%          6/9/2003 (2)                     5,000             5,000
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.20%          6/9/2003 (2)                     2,200             2,200
Pennsylvania Higher Educ. Assistance Agency
  Student Loan Rev. VRDO                         1.25%          6/9/2003 (2)                     1,500             1,500
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)   5.875%        11/15/2016 (1)                    19,900            22,577
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)   5.875%        11/15/2021 (1)                     6,505             7,368
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
  (Allegheny/Delaware Valley Obligated Group)   5.875%        11/15/2021 (1)                     3,040             3,443
Pennsylvania Higher Educ. Fac. Auth. Rev.        5.50%         6/15/2017 (2)                       935             1,072
Pennsylvania Higher Educ. Fac. Auth. Rev.       5.625%         6/15/2019 (2)                     1,160             1,334
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Bryn Mawr College)                            5.25%         12/1/2012 (2)                    11,120            13,107
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Bryn Mawr College)                           5.625%         12/1/2014 (1)                     2,200             2,511
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                   1.30%          6/2/2003                         2,900             2,900
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Carnegie Mellon Univ.) VRDO                   1.30%          6/2/2003                         1,050             1,050
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Temple Univ.)                                 5.25%          4/1/2011 (1)                     3,545             3,995

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (Univ. of Pennsylvania Health System
Obligated Group) VRDO                            1.25%          6/9/2003 LOC             $      15,100      $     15,100
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (UPMC Health Systems)                          6.25%         1/15/2016                         3,120             3,519
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (UPMC Health Systems)                          6.00%         1/15/2022                         5,000             5,384
Pennsylvania Higher Educ. Fac. Auth. Rev.
  (UPMC Health Systems)                          6.00%         1/15/2031                         5,000             5,339
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT    5.00%          5/1/2011                         9,700            10,552
Pennsylvania Housing Finance Agency Rev.         6.15%         10/1/2020                         5,000             5,451
Pennsylvania Housing Finance Agency Rev.         5.25%          4/1/2021                         5,000             5,229
Pennsylvania Housing Finance Agency Rev.         5.40%         10/1/2024                         5,190             5,337
Pennsylvania Housing Finance Agency Rev.         5.35%         10/1/2031                        13,000            13,448
Pennsylvania IDA Auth. Rev. (Economic Dev.)      5.50%          7/1/2016 (2)                    14,865            17,358
Pennsylvania IDA Auth. Rev. (Economic Dev.)      5.50%          7/1/2017 (2)                     7,000             8,121
Pennsylvania IDA Auth. Rev. (Economic Dev.)      5.50%          7/1/2018 (2)                     7,630             8,793
Pennsylvania IDA Auth. Rev. (Economic Dev.)      5.50%          7/1/2019 (2)                     6,340             7,259
Pennsylvania IDA Auth. Rev. (Economic Dev.)      5.50%          7/1/2020 (2)                     4,495             5,113
Pennsylvania IDA Auth. Rev. (Economic Dev.)      5.50%          7/1/2021 (2)                     6,500             7,351
Pennsylvania Intergovernmental Cooperation
  Auth. Rev.                                     7.00%         6/15/2005 (3)(Prere.)             2,250             2,515
Pennsylvania Intergovernmental Cooperation
   Auth. Rev.                                    5.25%         6/15/2013 (3)                    10,000            11,306
Pennsylvania Intergovernmental Cooperation
  Auth. Rev.                                    5.625%         6/15/2013 (3)                     2,605             2,885
Pennsylvania Intergovernmental Cooperation
  Auth. Rev.                                     5.25%         6/15/2014 (3)                    10,765            12,158
Pennsylvania Intergovernmental Cooperation
  Auth. Rev.                                     5.25%         6/15/2017 (3)                     7,830             8,766
Pennsylvania Turnpike Comm. Oil Franchise
  Tax Rev.                                      5.125%         12/1/2016 (2)                     1,735             1,933
Pennsylvania Turnpike Comm. Rev.                5.625%          6/1/2012 (3)                     9,000            10,686
Pennsylvania Turnpike Comm. Rev.                5.625%          6/1/2013 (3)                     8,000             9,436
Pennsylvania Turnpike Comm. Rev.                5.375%         7/15/2013 (2)                     2,810             3,277
Pennsylvania Turnpike Comm. Rev.                5.50%          12/1/2013 (3)                     5,000             6,049
Pennsylvania Turnpike Comm. Rev.                5.375%         7/15/2014 (2)                     5,350             6,213
Pennsylvania Turnpike Comm. Rev.                5.375%         7/15/2015 (2)                     6,370             7,344
Pennsylvania Turnpike Comm. Rev.                5.375%         7/15/2016 (2)                     1,000             1,146
Pennsylvania Turnpike Comm. Rev.                5.375%         7/15/2017 (2)                     7,550             8,600
Pennsylvania Turnpike Comm. Rev.                5.375%         7/15/2018 (2)                     1,505             1,703
Pennsylvania Turnpike Comm. Rev.                5.375%         7/15/2019 (2)                     2,500             2,814
Pennsylvania Turnpike Comm. Rev.                 5.50%         7/15/2032 (2)                    12,010            13,239
Pennsylvania Turnpike Comm. Rev. VRDO            1.35%          6/2/2003                         1,000             1,000
Pennsylvania Turnpike Comm. Rev. VRDO            1.35%          6/2/2003                         3,000             3,000
Philadelphia PA Gas Works Rev.                   5.25%          7/1/2011 (4)                     3,965             4,448
Philadelphia PA Gas Works Rev.                  5.375%          7/1/2012 (4)                     4,000             4,511
Philadelphia PA Gas Works Rev.                  5.375%          7/1/2014 (4)                     4,310             4,857
Philadelphia PA Gas Works Rev.                  5.375%          7/1/2016 (4)                    13,280            15,768
Philadelphia PA Gas Works Rev.                  5.375%          7/1/2018 (4)                    11,555            13,703
Philadelphia PA GO                               6.00%        11/15/2010 (3)                     1,065             1,159
Philadelphia PA GO                               6.00%        11/15/2011 (3)                     1,145             1,240
Philadelphia PA GO                               6.00%        11/15/2012 (3)                     1,270             1,376
Philadelphia PA GO                               6.00%        11/15/2013 (3)                       715               774
Philadelphia PA GO                               5.25%         3/15/2014 (4)                     1,750             1,979
Philadelphia PA GO                               5.25%         9/15/2014 (4)                     7,460             8,511
Philadelphia PA GO                               5.25%         3/15/2015 (4)                     2,600             2,924
Philadelphia PA GO                               5.25%         9/15/2015 (4)                     4,775             5,409

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Philadelphia PA GO                               5.25%         9/15/2016 (4)             $       6,425      $      7,232
Philadelphia PA GO                               5.25%         9/15/2017 (4)                     9,155            10,263
Philadelphia PA GO                               5.25%         9/15/2018 (4)                     2,135             2,381
Philadelphia PA GO                               5.00%         5/15/2020 (1)                     8,000             8,559
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO        1.30%          6/2/2003                        19,200            19,200
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Children's Hosp. of Philadelphia) VRDO        1.30%          6/2/2003 (1)                    12,900            12,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
  (Jefferson Health System)                     5.125%         5/15/2018 (2)                     5,700             6,030
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.75%         6/15/2010 (3)                     4,440             5,161
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                 5.375%         6/15/2012 (3)                     1,000             1,117
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%          7/1/2012 (3)                     5,505             6,314
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%         6/15/2013 (3)                     1,030             1,162
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                 5.375%          7/1/2013 (3)                    10,000            11,113
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%          7/1/2013 (3)                     5,825             6,617
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%         6/15/2014 (3)                     1,090             1,225
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%          7/1/2014 (3)                     6,155             6,964
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.25%         6/15/2015 (3)                     5,695             6,378
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%         6/15/2015 (3)                     1,150             1,286
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%          7/1/2015 (3)                     6,435             7,247
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%         6/15/2016 (3)                     1,210             1,345
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%          7/1/2016 (3)                     5,000             5,598
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%         6/15/2017 (3)                     1,280             1,414
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%         6/15/2018 (3)                     1,350             1,481
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                  5.50%          7/1/2018 (3)                     4,000             4,419
Philadelphia PA IDA Rev.
  (Philadelphia Airport System)                 5.125%          7/1/2028 (3)                     9,550             9,760
Philadelphia PA Parking Auth. Rev.               5.40%          9/1/2011 (2)                     4,520             5,094
Philadelphia PA Parking Auth. Rev.               5.40%          9/1/2012 (2)                     5,990             6,751
Philadelphia PA Parking Auth. Rev.               5.40%          9/1/2015 (2)                     6,350             7,137
Philadelphia PA Parking Auth. Rev.               5.50%          9/1/2018 (2)                     4,250             4,785
Philadelphia PA Parking Auth. Rev.              5.125%         2/15/2024 (2)                     1,045             1,110
Philadelphia PA Parking Auth. Rev.               5.25%          9/1/2029 (4)                     3,530             3,738
Philadelphia PA Redevelopment Auth. Rev.         5.50%         4/15/2015 (3)                     3,000             3,499
Philadelphia PA Redevelopment Auth. Rev.         5.50%         4/15/2017 (3)                     2,255             2,593
Philadelphia PA Redevelopment Auth. Rev.         5.50%         4/15/2019 (3)                     2,815             3,195
Philadelphia PA Redevelopment Auth. Rev.         5.50%         4/15/2020 (3)                     2,000             2,255
Philadelphia PA Redevelopment Auth. Rev.         5.50%         4/15/2022 (3)                     5,275             5,891
Philadelphia PA School Dist. GO                  5.50%          9/1/2005 (2)(Prere.)             1,150             1,282
Philadelphia PA School Dist. GO                  5.75%          2/1/2011 (4)                     5,800             6,919
Philadelphia PA School Dist. GO                  5.25%          2/1/2012 (4)                     1,000             1,166
Philadelphia PA School Dist. GO                  5.75%          2/1/2012 (4)                     7,420             8,779
Philadelphia PA School Dist. GO                  5.50%          2/1/2013 (4)                     1,800             2,118
Philadelphia PA School Dist. GO                  5.75%          2/1/2013 (4)                     6,415             7,547
Philadelphia PA School Dist. GO                  5.50%          2/1/2014 (4)                     2,500             2,934
Philadelphia PA School Dist. GO                  5.50%          2/1/2015 (4)                     2,000             2,329
Philadelphia PA School Dist. GO                  5.50%          9/1/2015 (2)                     9,330            10,270
Philadelphia PA School Dist. GO                  5.50%          2/1/2016 (4)                     4,520             5,224
Philadelphia PA School Dist. GO                  5.50%          2/1/2017 (4)                     2,000             2,297
Philadelphia PA School Dist. GO                  5.25%          4/1/2017 (1)                     3,000             3,341
Philadelphia PA School Dist. GO                 5.625%          8/1/2017 (3)                     1,000             1,159
Philadelphia PA School Dist. GO                  5.50%          2/1/2018 (4)                     1,000             1,141

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Philadelphia PA School Dist. GO                  5.50%          9/1/2018 (2)             $       4,000      $      4,360
Philadelphia PA School Dist. GO                 5.625%          8/1/2019 (3)                     6,500             7,432
Philadelphia PA School Dist. GO                 5.625%          8/1/2020 (3)                     6,000             6,863
Philadelphia PA School Dist. GO                 5.625%          8/1/2022 (3)                     1,000             1,135
Philadelphia PA School Dist. GO                  5.50%          9/1/2025 (2)                    14,750            16,008
Philadelphia PA School Dist. GO                 5.375%          4/1/2027 (2)                     1,490             1,611
Philadelphia PA School Dist. GO                  5.50%          2/1/2031 (4)                     6,200             6,860
Philadelphia PA School Dist. TRAN                2.75%         6/30/2003                         5,000             5,007
Philadelphia PA Water & Waste Water Rev.         7.00%         6/15/2010 (3)                    33,865            42,779
Philadelphia PA Water & Waste Water Rev.         7.00%         6/15/2011 (3)                    35,685            45,672
Philadelphia PA Water & Waste Water Rev.         6.25%          8/1/2011 (1)                     3,750             4,639
Philadelphia PA Water & Waste Water Rev.         5.50%          8/1/2014 (1)                    12,900            14,176
Philadelphia PA Water & Waste Water Rev.         5.25%        12/15/2014 (2)                     7,100             8,382
Philadelphia PA Water & Waste Water Rev.         5.25%         11/1/2016 (3)                     5,040             5,742
Philadelphia PA Water & Waste Water Rev.         5.25%         11/1/2017 (3)                     5,460             6,179
Philadelphia PA Water & Waste Water Rev.         5.60%          8/1/2018 (1)                     5,920             6,505
Philadelphia PA Water & Waste Water Rev.        5.375%         11/1/2018 (3)                     6,780             7,717
Philadelphia PA Water & Waste Water Rev.        5.375%         11/1/2019 (3)                     4,155             4,697
Pine-Richland School Dist. Pennsylvania GO       5.50%          9/1/2006 (4)(Prere.)             3,430             3,867
Pittsburgh PA GO                                 5.75%          9/1/2009 (3)(Prere.)             4,505             5,387
Pittsburgh PA GO                                 6.00%          9/1/2009 (3)(Prere.)             4,450             5,385
Pittsburgh PA GO                                 5.50%          9/1/2013 (2)                    10,965            12,910
Pittsburgh PA GO                                5.125%          9/1/2014 (3)                     8,435             9,452
Pittsburgh PA GO                                 5.50%          9/1/2014 (2)                    12,000            14,402
Pittsburgh PA GO                                5.125%          9/1/2015 (3)                     6,395             7,149
Pittsburgh PA GO                                 5.50%          9/1/2015 (2)                     4,140             4,827
Pittsburgh PA GO                                 5.25%          9/1/2017 (3)                     4,980             5,582
Pittsburgh PA School Dist. GO                    5.25%          3/1/2008 (3)(Prere.)             7,000             8,015
Pittsburgh PA School Dist. GO                    5.25%          3/1/2008 (3)(Prere.)             5,200             5,954
Pittsburgh PA School Dist. GO                    5.35%          3/1/2008 (3)(Prere.)             3,510             4,035
Pittsburgh PA School Dist. GO                    0.00%          8/1/2009 (2)                     4,000             3,366
Pittsburgh PA School Dist. GO                    5.50%          9/1/2009 (4)(Prere.)             2,680             3,168
Pittsburgh PA School Dist. GO                    5.50%          9/1/2009 (4)(Prere.)             2,985             3,528
Pittsburgh PA School Dist. GO                   5.375%          9/1/2013 (4)                     5,000             5,939
Pittsburgh PA School Dist. GO                   5.375%          9/1/2014 (4)                     1,755             2,086
Pittsburgh PA School Dist. GO                    5.50%          9/1/2016 (4)                     4,000             4,838
Pittsburgh PA School Dist. GO                    5.50%          9/1/2017 (4)                     3,745             4,537
Pittsburgh PA School Dist. GO                    5.50%          9/1/2018 (4)                     2,880             3,487
Pittsburgh PA Water & Sewer Auth. Rev.          7.625%          9/1/2004 (3)(ETM)                3,555             3,725
Pittsburgh PA Water & Sewer Auth. Rev.           7.25%          9/1/2014 (3)(ETM)               25,210            32,476
Pittsburgh PA Water & Sewer Auth. Rev.           5.00%          9/1/2019 (4)                     1,920             2,071
Pittsburgh PA Water & Sewer Auth. Rev.           0.00%          9/1/2027 (3)                    12,765             3,925
Pittsburgh PA Water & Sewer Auth. Rev.           0.00%          9/1/2028 (3)                     8,965             2,608
Pittsburgh PA Water & Sewer Auth. Rev.           0.00%          9/1/2029 (3)                    31,755             8,783
Reading PA School Dist. GO                       0.00%         1/15/2015 (3)                     9,260             5,542
Reading PA School Dist. GO                       0.00%         1/15/2016 (3)                     9,270             5,205
Sayre PA Health Care Fac. Auth. Rev.
  (Guthrie Health Care System)                   6.25%         12/1/2013                         2,000             2,293
Sayre PA Health Care Fac. Auth. Rev.
  (Guthrie Health Care System)                   6.25%         12/1/2014                         1,925             2,189
Sayre PA Health Care Fac. Auth. Rev.
  (Guthrie Health Care System)                   6.25%         12/1/2015                         2,045             2,310

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Sayre PA Health Care Fac. Auth. Rev.
  (Guthrie Health Care System)                   6.25%         12/1/2016                 $       3,225      $      3,615
Sayre PA Health Care Fac. Auth. Rev.
  (Guthrie Health Care System)                  6.25%          12/1/2017                         6,640             7,400
Sayre PA Health Care Fac. Auth. Rev.
  (Guthrie Health Care System)                   6.25%         12/1/2018                         2,500             2,768
Sayre PA Health Care Fac. Auth. Rev.
  (Guthrie Health Care System)                  5.75%          12/1/2021                         3,000             3,155
Sayre PA Health Care Fac. Auth. Rev.
  (Guthrie Health Care System)                  5.875%         12/1/2031                        12,500            13,093
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania,Pooled Capital Asset Financial
    Program) VRDO                                1.20%          6/9/2003 (2)                     4,800             4,800
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania, Pooled Capital Asset Financial
    Program) VRDO                                1.20%          6/9/2003 (2)                     1,000             1,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania, Pooled Capital Asset Financial
    Program) VRDO                                1.20%          6/9/2003 (2)                     1,900             1,900
Sayre PA Health Care Fac. Auth. Rev. (VHA of
  Pennsylvania,Pooled Capital Asset Financial
    Program) VRDO                                1.25%          6/9/2003 (2)                       300               300
Scranton-Lackawanna PA Health & Welfare Auth. Rev.
  (Mercy Health System)                         5.625%          1/1/2016 (1)                     5,490             6,157
Scranton-Lackawanna PA Health & Welfare Auth. Rev.
  (Mercy Health System)                          5.70%          1/1/2023 (1)                     9,205            10,279
Seneca Valley PA School Dist. GO                5.125%          1/1/2015 (1)                     1,275             1,438
Seneca Valley PA School Dist. GO                5.125%          1/1/2016 (1)                     1,580             1,768
South Fork PA Hosp. Auth. Rev.
  (Conemaugh Valley Hosp.)                      5.625%          7/1/2010 (6) *                   2,300             2,625
South Fork PA Hosp. Auth. Rev.
  (Conemaugh Valley Hosp.)                       5.75%          7/1/2018 (6)                     7,000             8,466
Southcentral Pennsylvania General Auth. Rev.
  (Wellspan Health)                              5.25%         5/15/2031 (1)                     2,500             2,643
Southeastern Pennsylvania Transp. Auth. Rev.     5.45%          3/1/2011 (3)                     3,730             4,210
Southeastern Pennsylvania Transp. Auth. Rev.    5.375%          3/1/2017 (3)                     2,500             2,808
Southeastern Pennsylvania Transp. Auth. Rev.    5.375%          3/1/2022 (3)                    15,825            17,417
Spring-Ford PA Area School Dist. GO              5.50%          9/1/2016 (4)                     1,770             2,037
St. Mary's Hosp. Auth. Bucks County PA Rev.
  (Catholic Health Initiatives)                 5.375%          6/1/2008 (Prere.)                2,525             2,931
St. Mary's Hosp. Auth. Bucks County PA Rev.
  (Catholic Health Initiatives)                 5.375%          6/1/2008 (Prere.)                2,340             2,717
Stroudsburg PA Area School Dist.                 5.00%          4/1/2016 (4)                     1,295             1,439
Stroudsburg PA Area School Dist.                 5.00%          4/1/2017 (4)                     1,360             1,501
Swarthmore Boro Auth. PA College Rev.            5.25%         9/15/2015                         2,445             2,815
Univ. Area Pennsylvania Joint Auth. Sewer Rev.   5.00%         11/1/2012 (1)                     1,505             1,717
Univ. Area Pennsylvania Joint Auth. Sewer Rev.   5.00%         11/1/2013 (1)                     1,580             1,790
Univ. Area Pennsylvania Joint Auth. Sewer Rev.   5.00%         11/1/2014 (1)                     1,655             1,853
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital
  Project)                                       5.25%          6/1/2017 (3)                     6,995             7,830
Univ. of Pittsburgh of the Commonwealth System of
  Higher Educ. Pennsylvania (Univ. Capital Project)
  VRDO                                           1.25%          6/9/2003                           800               800
Univ. of Pittsburgh PA Rev.                      5.50%          6/1/2010 (1)                     5,285             6,086
Univ. of Pittsburgh PA Rev.                      5.50%          6/1/2014 (1)                    11,780            13,390
Upper Darby PA School Dist. GO                   5.00%          5/1/2019 (2)                     5,970             6,434
Warwick PA School Dist. GO                      5.375%         2/15/2015 (3)                     2,435             2,775
Warwick PA School Dist. GO                      5.375%         2/15/2016 (3)                     2,570             2,914

------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE            MARKET
                                                                MATURITY                        AMOUNT            VALUE.
PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND          COUPON              DATE                         (000)             (000)
------------------------------------------------------------------------------------------------------------------------
Washington County PA Hosp. Auth. Rev.
  (Washington Hosp.)                             5.25%          7/1/2010 (2)             $       1,750      $      1,980
Washington County PA Hosp. Auth. Rev.
  (Washington Hosp.)                            5.125%          7/1/2011 (2)                     1,840             2,070
Washington County PA Hosp. Auth. Rev.
  (Washington Hosp.)                            5.125%          7/1/2012 (2)                     1,935             2,208
Washington County PA Hosp. Auth. Rev.
  (Washington Hosp.)                             5.25%          7/1/2013 (2)                     2,035             2,358
Washington County PA Hosp. Auth. Rev.
  (Washington Hosp.)                            5.375%          7/1/2014 (2)                     1,640             1,917
Washington County PA Hosp. Auth. Rev.
  (Washington Hosp.)                            5.375%          7/1/2015 (2)                     2,250             2,634
Washington County PA Hosp. Auth. Rev.
  (Washington Hosp.)                             5.50%          7/1/2016 (2)                     2,375             2,807
West Allegheny PA School Dist. GO                6.25%          2/1/2014 (2)                       320               321
West Cornwall Township PA Muni. Auth. College Rev.
  (Elizabethtown College)                        6.00%        12/15/2022                         2,650             2,774
West Cornwall Township PA Muni. Auth. College Rev.
  (Elizabethtown College)                        6.00%        12/15/2027                         2,000             2,083
West Jefferson Hills PA School Dist. GO          5.20%          8/1/2017 (4)                     1,955             2,180
West Jefferson Hills PA School Dist. GO          5.20%          8/1/2018 (4)                     2,060             2,284
West Mifflin PA School Dist. GO                 5.625%         8/15/2005 (3)(Prere.)             7,000             7,677
Westmoreland County PA Muni. Auth. Rev.         6.125%          7/1/2017 (1)(ETM)                8,205            10,238
Westmoreland County PA Muni. Auth.
  Service Water Rev.                             0.00%         8/15/2015 (3)                     5,000             3,090
Westmoreland County PA Muni. Auth.
  Service Water Rev.                             0.00%         8/15/2023 (1)                     5,000             1,938
Westmoreland County PA Muni. Auth.
  Service Water Rev.                             0.00%         8/15/2024 (3)                     4,000             1,466
York County PA Hosp. Auth. Rev. (York Hosp.)     5.25%          7/1/2017 (2)                     3,500             3,833
York County PA Hosp. Auth. Rev. (York Hosp.)     5.25%          7/1/2023 (2)                     8,675             9,209
York County PA Solid Waste & Refuse Auth. Rev.   5.50%         12/1/2013 (3)                     6,750             8,119
York County PA Solid Waste & Refuse Auth. Rev.   5.50%         12/1/2014 (3)                     4,050             4,876
Outside Pennsylvania:
Puerto Rico GO                                   5.50%          7/1/2017 (10)                   10,000            12,035
Puerto Rico GO                                   5.50%          7/1/2018                        10,000            11,502
Puerto Rico GO                                   5.50%          7/1/2029                        10,000            11,228
Puerto Rico Govt. Dev. Bank VRDO                 1.05%          6/9/2003 (1)                    26,770            26,770
Puerto Rico Highway & Transp. Auth. Rev.         5.50%          7/1/2019 (1)                    15,000            18,128
Puerto Rico Highway & Transp. Auth. Rev.         5.50%          7/1/2020 (1)                     5,000             6,019
Puerto Rico Highway & Transp. Auth. Rev. VRDO    1.10%          6/9/2003 (2)                     6,000             6,000
------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $2,257,868)                                                                                         $  2,502,813
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.8%)
------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                             35,388
Liabilities                                                                                                     (56,186)
                                                                                                            ------------
                                                                                                                (20,798)
                                                                                                            ------------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                           $  2,482,015
========================================================================================================================
oSee Note A in Notes to Financial Statements.
*Securities  with a value of $2,300,000  have been  segregated as initial margin for open futures contracts.
+Security  purchased on a when-issued  or delayed  delivery  basis for which the fund has not taken delivery as of May 31, 2003.
For key to abbreviations and other references, see page 29.

--------------------------------------------------------------------------------
                                                                        AMOUNT
                                                                         (000)
--------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                 $    2,235,941
Undistributed Net Investment Income                                         --
Accumulated Net Realized Gains                                           1,402
Unrealized Appreciation (Depreciation)
  Investment Securities                                                244,945
  Futures Contracts                                                       (273)
--------------------------------------------------------------------------------
NET ASSETS                                                      $    2,482,015
================================================================================
Investor Shares--Net Assets
Applicable to 135,906,842 outstanding $.001 par value
  shares of beneficial interest (unlimited authorization)       $    1,631,121
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                      $        12.00
================================================================================
Admiral Shares--Net Assets
Applicable to 70,897,488 outstanding $.001 par value
  shares of beneficial interest (unlimited authorization)       $      850,894
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                       $        12.00
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.


KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
FR--Floating Rate.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

SCHEDULED PRINCIPAL AND INTEREST PAYMENTS ARE GUARANTEED BY:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

--------------------------------------------------------------------------------
                                              PENNSYLVANIA          PENNSYLVANIA
                                                TAX-EXEMPT             LONG-TERM
                                         MONEY MARKET FUND       TAX-EXEMPT FUND
                                        ----------------------------------------
                                                SIX MONTHS ENDED MAY 31, 2003
                                        ----------------------------------------
                                                     (000)                (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                     $    14,814        $      56,002
--------------------------------------------------------------------------------
Total Income                                        14,814               56,002
--------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services 170 167
    Management and Administrative
      Investor Shares                                1,602                1,107
      Admiral Shares                                    --                  324
    Marketing and Distribution
      Investor Shares                                  238                  107
      Admiral Shares                                    --                   45
  Custodian Fees                                         4                   14
  Shareholders' Reports and Proxies
    Investor Shares                                     14                   15
    Admiral Shares                                      --                    1
  Trustees' Fees and Expenses                            2                    2
--------------------------------------------------------------------------------
    Total Expenses                                   2,030                1,782
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                               12,784               54,220
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                           (44)               6,071
  Futures Contracts                                     --                 (457)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                               (44)               5,614
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                                 --              114,584
  Futures Contracts                                     --                 (537)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)        --              114,047
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $    12,740        $     173,881
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

------------------------------------------------------------------------------------------------------------
                                                      PENNSYLVANIA                      PENNSYLVANIA
                                                        TAX-EXEMPT                         LONG-TERM
                                                 MONEY MARKET FUND                   TAX-EXEMPT FUND
                                           -----------------------------    --------------------------------
                                              SIX MONTHS           YEAR        SIX MONTHS               YEAR
                                                   ENDED          ENDED             ENDED              ENDED
                                            MAY 31, 2003   NOV. 30,2002      MAY 31, 2003      NOV. 30, 2002
                                                   (000)          (000)             (000)              (000)
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                      $    12,784    $    31,174         $  54,220       $   113,363
  Realized Net Gain (Loss)                           (44)           213             5,614            13,427
  Change in Unrealized Appreciation (Depreciation)    --             --           114,047            20,749
------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                     12,740         31,387           173,881           147,539
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                              (12,784)       (31,174)          (35,478)          (75,432)
    Admiral Shares                                    --             --           (18,742)          (37,931)
  Realized Capital Gain*
    Investor Shares                                   --             --            (7,937)           (5,324)
    Admiral Shares                                    --             --            (4,127)           (2,538)
------------------------------------------------------------------------------------------------------------
    Total Distributions                          (12,784)       (31,174)          (66,284)         (121,225)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE E
  Investor Shares                                127,989         20,788           (37,843)           37,612
  Admiral Shares                                      --             --           (13,298)           89,592
------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Capital Share Transactions                  127,989         20,788           (51,141)          127,204
------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                      127,945         21,001            56,456           153,518
------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of Period                            2,448,369      2,427,368         2,425,559         2,272,041
------------------------------------------------------------------------------------------------------------
End of Period                                $ 2,576,314    $ 2,448,369        $2,482,015       $ 2,425,559
============================================================================================================

*Includes fiscal 2003 and 2002 short-term gain distributions by the Pennsylvania Long-Term Tax-Exempt Fund totaling $253,000 and $1,473,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED NOVEMBER 30,
                                                SIX MONTHS ENDED ---------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      MAY 31, 2003       2002       2001       2000       1999          1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $1.00      $1.00      $1.00      $1.00     $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .005       .013       .028       .038      .030          .033
  Net Realized and Unrealized Gain (Loss) on Investments      --         --         --         --        --            --
--------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                       .005       .013       .028       .038      .030          .033
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.005)     (.013)     (.028)     (.038)    (.030)        (.033)
  Distributions from Realized Capital Gains                   --         --         --         --        --            --
--------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                   (.005)     (.013)     (.028)     (.038)    (.030)        (.033)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                             $1.00      $1.00      $1.00      $1.00     $1.00         $1.00
==========================================================================================================================

TOTAL RETURN                                               0.51%      1.32%      2.89%      3.91%     3.06%         3.33%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                    $2,576     $2,448     $2,427     $2,127    $1,963        $1,869
  Ratio of Total Expenses to Average Net Assets           0.16%*      0.17%      0.18%      0.18%     0.19%         0.20%
  Ratio of Net Investment Income to Average Net Assets    1.02%*      1.32%      2.82%      3.83%     3.01%         3.27%
==========================================================================================================================
*Annualized.

PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED NOVEMBER 30,
                                                SIX MONTHS ENDED ---------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD      MAY 31, 2003       2002       2001       2000       1999          1998
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.49     $11.36    $10.98      $10.65    $11.51        $11.27
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .257       .550       .570       .584      .578          .597
  Net Realized and Unrealized Gain (Loss) on Investments    .567       .170       .380       .330     (.768)         .240
--------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                       .824       .720       .950       .914     (.190)         .837
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.257)     (.550)     (.570)     (.584)    (.578)        (.597)
  Distributions from Realized Capital Gains                (.057)     (.040)        --         --     (.092)           --
--------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                   (.314)     (.590)     (.570)     (.584)    (.670)        (.597)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                            $12.00     $11.49     $11.36     $10.98    $10.65        $11.51
==========================================================================================================================

TOTAL RETURN                                               7.27%      6.49%      8.79%      8.86%    -1.74%         7.60%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                    $1,631     $1,598     $1,543     $1,922    $1,870        $1,944
  Ratio of Total Expenses to Average Net Assets           0.17%*      0.18%      0.20%      0.19%     0.19%         0.20%
  Ratio of Net Investment Income to Average Net Assets    4.43%*      4.81%      5.04%      5.45%     5.20%         5.23%
  Portfolio Turnover Rate                                    8%*        15%        13%        11%       13%           19%
==========================================================================================================================
*Inception.
**Annualized.

PENNSYLVANIA LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
-------------------------------------------------------------------------------------------------
                                                      SIX MONTHS            YEAR
                                                           ENDED           ENDED       MAY 14* TO
                                                         MAY 31,        NOV. 30,         NOV. 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD              2003            2002             2001
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.49          $11.36          $11.18
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income .261 .556 .312
  Net Realized and Unrealized Gain (Loss) on Investments    .567            .170            .180
-------------------------------------------------------------------------------------------------
  Total from Investment Operations                          .828            .726            .492
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.261)          (.556)          (.312)
  Distributions from Realized Capital Gains                (.057)          (.040)             --
-------------------------------------------------------------------------------------------------
     Total Distributions                                   (.318)          (.596)          (.312)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                            $12.00          $11.49           $11.36
=================================================================================================
Total Return                                               7.31%           6.54%            4.43%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                      $851            $827             $729
  Ratio of Total Expenses to Average Net Assets          0.10%**           0.12%          0.15%**
  Ratio of Net Investment Income to Average Net Assets   4.49%**           4.86%          4.98%**
  Portfolio Turnover Rate 8%** 15% 13%
=================================================================================================
*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Pennsylvania Tax-Exempt Funds comprise the Pennsylvania Tax-Exempt Money Market Fund and Pennsylvania Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the Commonwealth of Pennsylvania.

The Long-Term Tax-Exempt Fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Long-Term Tax-Exempt Fund: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The Long-Term Tax-Exempt Fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                        CAPITAL CONTRIBUTION       PERCENTAGE      PERCENTAGE OF
                                 TO VANGUARD          OF FUND         VANGUARD'S
PENNSYLVANIA TAX-EXEMPT FUND            (000)      NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                            $455             0.02%          0.45%
Long-Term                                445             0.02           0.44
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund's tax-basis capital gains and losses are determined only at the end of each fiscal year.

     The Long-Term Tax-Exempt Fund had realized losses totaling $3,907,000 through November 30, 2002, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

     At May 31, 2003, net unrealized appreciation of Long-Term Tax-Exempt Fund investment securities for tax purposes was $241,038,000, consisting of unrealized gains of $242,556,000 on securities that had risen in value since their purchase and $1,518,000 in unrealized losses on securities that had fallen in value since their purchase.

     At May 31, 2003, the aggregate settlement value of open futures contracts expiring through September 2003 and the related unrealized depreciation were:

--------------------------------------------------------------------------------------------
                                                                      (000)
                                                   NUMBER OF       AGGREGATE     UNREALIZED
                                                 LONG (SHORT)     SETTLEMENT   APPRECIATION
PENNSYLVANIA TAX-EXEMPT FUND/FUTURES CONTRACTS     CONTRACTS           VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------------------
Long-Term/10-Year U.S. Treasury Note                   (360)         $42,750         $(273)
--------------------------------------------------------------------------------------------


Unrealized depreciation on open futures contracts is required to be treated as realized loss for tax purposes.

D. During the six months  ended May 31,  2003,  the  Long-Term  Tax-Exempt  Fund
purchased   $137,320,000  of  investment  securities  and  sold  $92,152,000  of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                SIX MONTHS ENDED                YEAR ENDED
                                  MAY 31, 2003               NOVEMBER 30, 2002
                             ---------------------------------------------------
                                AMOUNT       SHARES         AMOUNT       SHARES
PENNSYLVANIA TAX-EXEMPT FUND     (000)        (000)          (000)        (000)
--------------------------------------------------------------------------------
MONEY MARKET
 Issued                    $ 1,176,214    1,176,214    $ 2,135,686    2,135,686
 Issued in Lieu of
   Cash Distributions           12,012       12,012         29,146       29,146
 Redeemed                   (1,060,237)  (1,060,237)    (2,144,044)  (2,144,044)
    Net Increase (Decrease)    127,989      127,989         20,788       20,788
--------------------------------------------------------------------------------
LONG-TERM
Investor Shares
 Issued                      $ 132,449       11,342      $ 308,034       26,966
 Issued in Lieu of
   Cash Distributions           31,809        2,714         58,019        5,082
 Redeemed                     (202,101)     (17,310)      (328,441)     (28,779)
   Net Increase (Decrease)
      --Investor Shares        (37,843)      (3,254)        37,612        3,269
--------------------------------------------------------------------------------
ADMIRAL SHARES
Issued                          92,081        7,881        224,041       19,625
Issued in Lieu of
   Cash Distributions           15,900        1,357         27,783        2,433
Redeemed                      (121,279)     (10,365)      (162,232)     (14,208)
   Net Increase (Decrease)
     --Admiral Shares          (13,298)      (1,127)        89,592        7,850
--------------------------------------------------------------------------------

================================================================================
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

=========================================================================================================================
JOHN J. BRENNAN*        Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc.,
(1987)                  and of each of the investment companies served by The Vanguard Group.
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
CHARLES D. ELLIS        The Partners of '63 (pro bono ventures in education); Senior Adviser to Greenwich Associates
(2001)                  (international business strategy consulting); Successor Trustee of Yale University; Overseer of
                        the Stern School of Business at New York University; Trustee of the Whitehead Institute for
                        Biomedical Research.

RAJIV L. GUPTA          Chairman and Chief Executive Officer (since October 1999), Vice Chairman (January-September 1999),
(2001)                  and Vice President (prior to September 1999) of Rohm and Haas Co. (chemicals); Director of
                        Technitrol, Inc. (electronic components), and Agere Systems (communications components); Board
                        Member of the American Chemistry Council; Trustee of Drexel University.

JOANN HEFFERNAN HEISEN  Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson &
(1998)                  Johnson (pharmaceuticals/consumer products); Director of the Medical Center at Princeton and
                        Women's Research and Education Institute.

BURTON G. MALKIEL       Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard
(1977)                  Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland)
                        Limited (Irish investment management firm) (since November 2001), Prudential Insurance Co. of
                        America, BKF Capital (investment management firm), The Jeffrey Co. (holding company), and
                        NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR.   Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift
(1993)                  trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director until 1998 of Standard Products Company (a supplier for the automotive industry).

J. LAWRENCE WILSON      Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of
(1985)                  Cummins Inc. (diesel engines), MeadWestvaco Corp. (paper products), and AmerisourceBergen Corp.
                        (pharmaceutical distribution); Trustee of Vanderbilt University.
-------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*
R. GREGORY BARTON       Secretary; Managing Director and General Counsel of The Vanguard Group, Inc. (since September
                        1997); Secretary of The Vanguard Group and of each of the investment companies served by The
                        Vanguard Group; Principal of The Vanguard Group (prior to September 1997).

THOMAS J. HIGGINS       Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.
-------------------------------------------------------------------------------------------------------------------------

*Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

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The Vanguard Group, Inc.

All other marks are the exclusive
property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship
that appear on the cover of this report
are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the
funds' shareholders. It may not be
distributed to prospective investors
unless it is preceded or accompanied
by the current fund prospectus.
  To receive a free copy of the
prospectus or the Statement of
Additional Information, or to request
additional information about the
funds or other Vanguard funds,
please contact us at one of the
adjacent telephone numbers or by
e-mail through Vanguard.com(R).
Prospectuses may also be
viewed online.

All comparative mutual fund data are
from Lipper Inc. or Morningstar, Inc.,
unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
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(C)2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.
Q772 072003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  July 8, 2003

       VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  July 8, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

               CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                           AS ADOPTED PURSUANT TO
                SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002


Name of Issuer: VANGUARD PENNSYLVANIA TAX-FREE FUNDS

     In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or 15 (d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all materials respects, the financial condition and results of operations of the issuer.


Date:  July 8, 2003                                 /s/ John J. Brennan
                                                        -----------------------
                                                        John J. Brennan
                                                        Chief Executive Officer

                CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                              AS ADOPTED PURSUANT TO
                  SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002


Name of Issuer:  VANGUARD PENNSYLVANIA TAX-FREE FUNDS

     In connection with the Report on Form N-CSR of the above-named issuer is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or 15 (d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all materials respects, the financial condition and results of operations of the issuer.


Date:  July 8, 2003                                 /s/ Thomas J. Higgins
                                                        -----------------------
                                                        Thomas J. Higgins
                                                        Treasurer

                                 CERTIFICATIONS
                                 --------------

I, John J. Brennan, certify that:

1. I have reviewed this report on Form N-CSR of Vanguard Pennsylvania Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003
                                                 /s/ John J. Brennan
                                                     ----------------------
                                                     CHIEF EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Thomas J. Higgins, certify that:

1. I have reviewed this report on Form N-CSR of Vanguard Pennsylvania Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003
                                                       /s/ Thomas J. Higgins
                                                           -----------------
                                                           TREASURER